Segment Information (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Information [Line Items]
Number of operating segments			1
Net of advances	$ 74	$ 42	$ 174	$ 99
Intangible assets	37	30	130	86
Additions in licenses	1		1
right-of-use assets	$ 21	$ 16	$ 80	$ 54
VEON Holdings B.V. [Member]
Segment Information [Line Items]
Number of operating segments					1
Capital expenditures on property, plant and equipment					$ 237	$ 207
Capital expenditures on intangible assets					94	50
Additions to licenses					35
Addition to right of use assets					75	102
right-of-use assets					$ 75	$ 102